Schedule of investments
Optimum Large Cap Value Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.14%
Communication Services — 5.37%
Alphabet Class A †	78,728	$ 10,997,514
Charter Communications Class A †	17,176	6,675,968
Comcast Class A	772,927	33,892,849
Fox Class A	228,566	6,781,553
Meta Platforms Class A †	36,706	12,992,456
Verizon Communications	239,230	9,018,971
Walt Disney	140,231	12,661,457
		93,020,768
Consumer Discretionary — 3.44%
Darden Restaurants	62,315	10,238,354
General Motors	198,928	7,145,494
Lowe's	133,690	29,752,709
Marriott International Class A	55,511	12,518,286
		59,654,843
Consumer Staples — 6.42%
Archer-Daniels-Midland	31,923	2,305,479
Diageo	311,851	11,352,625
Kenvue	425,311	9,156,946
Kimberly-Clark	50,751	6,166,754
Mondelez International Class A	180,642	13,083,900
Nestle	114,437	13,267,644
PepsiCo	123,774	21,021,776
Procter & Gamble	43,590	6,387,679
Reckitt Benckiser Group	40,368	2,788,865
Target	140,375	19,992,207
Tyson Foods Class A	106,259	5,711,421
		111,235,296
Energy — 7.21%
Chevron	43,559	6,497,260
ConocoPhillips	340,991	39,578,825
EOG Resources	156,451	18,922,749
Exxon Mobil	244,584	24,453,508
Phillips 66	60,343	8,034,067
Pioneer Natural Resources	56,874	12,789,825
Schlumberger	280,266	14,585,043
		124,861,277
Financials — 22.27%
American Express	126,721	23,739,912
Aon Class A	63,955	18,612,184
Bank of America	456,008	15,353,789
Berkshire Hathaway Class B †	43,360	15,464,778
BlackRock	33,454	27,157,957
Chubb	71,617	16,185,442
Citigroup	216,901	11,157,388
Hartford Financial Services Group	147,771	11,877,833
Intercontinental Exchange	99,953	12,836,964
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
JPMorgan Chase & Co.	398,229	$ 67,738,753
KKR & Co.	89,618	7,424,851
Marsh & McLennan	111,734	21,170,241
Morgan Stanley	182,005	16,971,966
Nasdaq	220,768	12,835,452
PayPal Holdings †	147,588	9,063,379
PNC Financial Services Group	62,583	9,690,978
Progressive	152,201	24,242,575
Prudential Financial	51,828	5,375,082
S&P Global	31,795	14,006,333
State Street	51,023	3,952,242
Travelers	120,938	23,037,480
Truist Financial	96,959	3,579,726
Wells Fargo & Co.	289,710	14,259,526
		385,734,831
Healthcare — 16.51%
Abbott Laboratories	236,571	26,039,370
AbbVie	127,480	19,755,576
Amgen	32,102	9,246,018
Avantor †	286,886	6,549,607
Becton Dickinson and Co.	36,232	8,834,449
Boston Scientific †	388,461	22,456,930
Bristol-Myers Squibb	171,770	8,813,519
Cencora	57,627	11,835,433
Cigna Group	82,592	24,732,174
CVS Health	148,320	11,711,347
Elevance Health	10,926	5,152,265
Johnson & Johnson	191,694	30,046,118
McKesson	41,976	19,434,048
Medtronic	57,194	4,711,642
Merck & Co.	285,826	31,160,751
Pfizer	487,367	14,031,296
Roche Holding	9,243	2,687,014
Thermo Fisher Scientific	28,269	15,004,902
UnitedHealth Group	25,957	13,665,582
		285,868,041
Industrials — 15.87%
Canadian National Railway	40,413	5,077,085
Carrier Global	195,796	11,248,480
Caterpillar	40,348	11,929,693
CSX	385,428	13,362,789
Eaton	51,927	12,505,060
Equifax	35,722	8,833,693
General Dynamics	62,580	16,250,149
Honeywell International	152,748	32,032,783
Illinois Tool Works	46,343	12,139,085
Johnson Controls International	98,315	5,666,877
Northrop Grumman	53,557	25,072,174
Otis Worldwide	32,491	2,906,970
NQ- OPTLV [1223] 0224 (3376051)    1

Schedule of investments
Optimum Large Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Owens Corning	70,206	$ 10,406,635
PACCAR	59,237	5,784,493
Parker-Hannifin	37,483	17,268,418
Quanta Services	75,331	16,256,430
RTX	308,446	25,952,647
Southwest Airlines	179,203	5,175,383
Textron	134,133	10,786,976
Trane Technologies	29,040	7,082,856
Union Pacific	75,999	18,666,874
Veralto	5,397	443,957
		274,849,507
Information Technology — 8.16%
Accenture Class A	51,567	18,095,376
Analog Devices	86,667	17,208,600
Broadcom	10,433	11,645,836
KLA	25,720	14,951,036
Micron Technology	116,227	9,918,812
Microsoft	29,837	11,219,906
Motorola Solutions	39,005	12,212,075
NXP Semiconductors	45,022	10,340,653
ON Semiconductor †	131,796	11,008,920
Oracle	112,524	11,863,405
Texas Instruments	75,415	12,855,241
		141,319,860
Materials — 3.90%
Air Products and Chemicals	39,353	10,774,851
Corteva	89,611	4,294,159
DuPont de Nemours	293,384	22,570,031
Freeport-McMoRan	165,043	7,025,881
Martin Marietta Materials	19,796	9,876,422
PPG Industries	43,911	6,566,890
Sherwin-Williams	20,624	6,432,626
		67,540,860
Real Estate — 3.47%
American Tower	48,344	10,436,503
Equity LifeStyle Properties	92,410	6,518,601
Prologis	214,315	28,568,190
Public Storage	47,768	14,569,240
		60,092,534
Utilities — 5.52%
American Electric Power	50,047	4,064,817
Dominion Energy	218,343	10,262,121
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Duke Energy	300,432	$ 29,153,921
Exelon	169,037	6,068,428
NextEra Energy	178,059	10,815,304
PG&E	365,302	6,586,395
Southern	220,417	15,455,640
Xcel Energy	213,729	13,231,963
		95,638,589
Total Common Stocks (cost $1,286,116,704)		1,699,816,406

Short-Term Investments — 0.89%
Money Market Mutual Funds — 0.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	3,859,961	3,859,961
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	3,859,960	3,859,960
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	3,859,960	3,859,960
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	3,859,961	3,859,961
Total Short-Term Investments (cost $15,439,842)		15,439,842

Total Value of Securities—99.03% (cost $1,301,556,546)		1,715,256,248
Receivables and Other Assets Net of Liabilities—0.97%		16,726,664
Net Assets Applicable to 99,120,961 Shares Outstanding—100.00%		$1,731,982,912
†	Non-income producing security.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC

2    NQ- OPTLV [1223] 0224 (3376051)